Trade Accounts Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables				$ 11,277		$ 11,726
Other				1,181		1,108
Allowance for expected credit losses				(493)		(595)
Trade Accounts Receivable, Net		$ 821		15,476	[2]	14,847
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	[3]			802		1,173
Loans to Employees [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties				56		77
FEMSA and subsidiaries [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	[3],[4]			2,039		783
Other Related Parties [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties				614		575
Other	[3]			$ 261		$ 332

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Presented within accounts receivable.
[4]	Parent